DETAIL OF SELECTED BALANCE SHEET ACCOUNTS - Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 73,584	$ 41,182	$ 64,004
Less allowance for doubtful accounts	0	(254)	0
Accounts receivable, net	73,584	40,928	64,004
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	(254)	0	0
Charges to expense	0	254
Write-offs	254	0
Ending balance	$ 0	$ (254)	$ 0